Operating segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Revenue and Non-current Assets by Geographical Areas	For the years ended December 31, 2025, 2024 and 2023, revenue was earned from the following jurisdictions:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Revenue by geographical region:
Bosnia and Herzegovina	3,224	893	—
Canada	5,439	3,636	1,229
USA	1,967	1,957	1,307
Brazil	3,631	2,458	74
Mexico	1,349	1,159	438
	15,610	10,103	3,048
The following table summarizes the Company's non-current assets by geographical region, as at December 31, 2025 and December 31, 2024. Geographical regions of royalties, streaming and other mineral interests are determined by the location of the properties related to the royalties, streaming and other mineral interests.

	As at
	December 31, 2025	December 31, 2024
	($)	($)
Non-current assets by geographical region as of:
Bosnia and Herzegovina	48,944	50,572
Canada	439,715	438,717
USA	197,423	197,751
Brazil	102,728	31,990
Mexico	5,142	6,356
Colombia	4,527	4,527
Turkey	949	949
Peru	782	782
	800,210	731,644